AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 64,209
Fixed maturity securities | Investment Grade | Investment Grade
Debt Securities, Available-for-Sale [Line Items]
Percentage	93.00%	89.00%
Deposits
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 181	$ 213
Bonds pledged | Bonds
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 10,400	$ 8,900